Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Current assets:
Cash	$ 3,054,870	$ 846,409
Restricted cash	238,702
Notes receivable	2,440,449	1,805,140
Advances to suppliers, net	1,017,547	286,507
Amount due from a related party		136,416
Other current assets, net	4,917,916	2,253,850
Total current assets	27,096,578	19,680,929
Non-Current assets:
Property, plant and equipment, net	1,255,061	461,205
Operating lease right of use assets, net	1,464,823	1,795,668
Deferred offering costs		881,862
Deferred tax assets, net	72,699	40,949
Other non-current assets	2,390,660	1,920,878
Total non-current assets	5,183,243	5,100,562
Total assets	32,279,821	24,781,491
Current liabilities:
Bank and other borrowings, current	5,038,996	3,766,634
Accounts payable	4,575,704	4,877,717
Contract liabilities	3,233,089	117,191
Amounts due to related parties		203,695
Operating lease liabilities, current	618,229	451,363
Income taxes payable	715,998	850,308
Dividends payable	647,061	1,072,040
Other current liabilities	1,019,455	777,550
Total current liabilities	15,848,532	12,116,498
Non-current liabilities:
Bank and other borrowings, non-current	524,016
Operating lease liabilities, non-current	713,078	1,198,905
Total non-current liabilities	1,237,094	1,198,905
Total liabilities	17,085,626	13,315,403
Commitments and contingencies (Note 17)
Shareholders’ equity:
Preferred shares, par value $0.0001 each, 50,000,000 shares authorized, 1,000,000 issued and outstanding as of March 31, 2026 and 2025	100	100
Ordinary Shares, par value $0.0001 each, 450,000,000 shares authorized, 12,832,000 and 10,417,000 issued and outstanding as of March 31, 2026 and 2025, respectively	1,284	1,042
Additional paid-in capital	12,463,308	8,040,388
Statutory reserve	962,302	888,085
Retained earnings	1,993,488	3,219,808
Accumulated other comprehensive loss	(226,287)	(683,335)
Total Shareholders’ Equity	15,194,195	11,466,088
Total liabilities and shareholders’ equity	32,279,821	24,781,491
Third Parties [Member]
Current assets:
Accounts receivable	15,077,876	13,679,559
Contract assets	35,951	31,709
Related Party [Member]
Current assets:
Accounts receivable	310,875	641,339
Contract assets	$ 2,392